Unaudited Condensed Consolidated Statements of Changes in Equity - USD ($)	Ordinary Shares	Additional Paid in Capital	Statutory Reserve	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest	Total
Balance at Dec. 31, 2019	$ 11,641	$ 6,734,681	$ 262,954	$ 1,948,804	$ (280,345)	$ (178,806)	$ 8,498,929
Balance (shares) at Dec. 31, 2019	11,640,820
Comprehensive income (loss):
Net income (loss)				132,002		(6,899)	125,103
Other comprehensive income (loss), net of tax:
Change in foreign currency translation adjustment					(52,255)	(1,836)	(54,091)
Balance at Jun. 30, 2020	$ 11,641	6,734,681	262,954	2,080,806	(332,600)	(187,541)	8,569,941
Balance (shares) at Jun. 30, 2020	11,640,820
Balance at Dec. 31, 2020	$ 11,675	6,845,394	327,140	2,142,657	(37,558)	(173,820)	9,115,488
Balance (shares) at Dec. 31, 2020	11,675,216
Comprehensive income (loss):
Net income (loss)				(230,996)		(125)	(231,121)
Other comprehensive income (loss), net of tax:
Change in foreign currency translation adjustment					39,621	11,466	51,087
Balance at Jun. 30, 2021	$ 11,675	$ 6,845,394	$ 327,140	$ 1,911,661	$ 2,063	$ (162,479)	$ 8,935,454
Balance (shares) at Jun. 30, 2021	11,675,216